June 1997


Dear Shareholders:

     Once again, we are pleased to present the investment results for the Carl Domino Equity Income Fund. Since inception in December 1995, the Fund has returned 35.2%, keeping pace with the S&P 500 while taking less risk and significantly outperforming many of our competitors. Over the past six months, the Fund has been ranked one of the top in its class in the Wall Street Journal and the Dow Jones Investment Advisor.


Comparative Investment                Dec.      1st Qtr.    2nd Qtr.      3rd Qtr. 4th Qtr.      YTD
          Returns                     1995       1996        1996        1996       1996       1997
-----------------------------------             --------                -------  --------      --------
Carl Domino Equity Income Fund         3.0%       5.2%        6.6%        2.4%       8.4%          5.6%
S&P 500 *                              1.7%       5.4%        4.4%        3.1%       8.4%         8.8%

Average Annual Return             15.06%

* Past performance is not predictive of future performance. This chart assumes an initial investment of $10,000 in the Fund and the S&P 500 Index on December 1, 1995 and held through April 30,1997. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends, and are not annualized.

         During the first part of 1997 the markets experienced significant volatility. The major focus centered around the Federal Reserve, which raised rates in an effort to slow the economy as a pre-emptive strike on inflation. While inflationary pressures must be monitored, not all the news is negative. There are worldwide disinflationary pressures. Many corporations continue to lower costs and investigate opportunities for additional revenues. As long as consumer confidence is high, the increases in disposable income will ultimately produce higher levels of final demand. Indeed, any signs of weakness would allow the Fed to reverse course in order to assure sustained growth.

         The Fund's investment strategy is designed to participate in robust equity markets while minimizing downside risk in poor markets. Carl Domino Associates, L.P. continues to look for stocks which provide capital appreciation opportunities with downside protection. In these uncertain markets, we believe dividends will play a more important role in total returns than they did in the last two years, and that our larger companies with above-average yields will provide superior relative investment performance. Be assured that although we cannot guarantee future results, the investment professionals at Carl Domino Associates, L.P. will work hard to avoid disappointments and take advantage of opportunities as they rise.

                                  Best regards,



                                 Carl J. Domino

CARL DOMINO EQUITY INCOME FUND
Schedule of Investments  April 30, 1997 (Unaudited)


Common Stock - 99.2%                                          Shares                Value
Basic Industries
Chemicals - 4.1%
Millennium Chemicals                                              2,000      $           35,500
Witco Corp.                                                       1,400                  52,325
                                                                               -----------------
                                                                                         87,825
                                                                               -----------------
Paper & Forest Products - 1.6%
Union Camp Corp.                                                    700                  34,038
                                                                               -----------------

Durables
Autos, Tires & Accessories - 4.6%
Echlin, Inc.                                                      1,400                  45,675
Tenneco Inc.                                                      1,300                  51,837
                                                                               -----------------
                                                                                         97,512
                                                                               -----------------
Energy
Oil & Gas - 13.5%
Midcoast Energy Resources                                         2,500                  34,062
Mobil Corporation (a)                                               350                  45,500
Questar Corp.                                                       500                  19,000
Sonat Corporation                                                   800                  45,700
Sun Co., Inc.                                                     1,500                  41,062
USX Marathon Group (a)                                            1,300                  35,912
Williams Companies                                                  800                  35,100
YPF Sociedad Anonima                                              1,200                  33,150
                                                                               -----------------
                                                                                        289,486
                                                                               -----------------

Media & Leisure
Publishing & Entertainment - 0.7%
Cedar Fair L.P.                                                     400                  15,900
                                                                               -----------------

Publishing - 1.6%
Readers Digest Association                                        1,520                  34,960
                                                                               -----------------

Entertaiment - 0.7%
Premier Parks Inc.                                                  500                  14,813
                                                                               -----------------

Retail - 8.9%
ADT Limited                                                       1,900                  52,012
Intimate Brands                                                   2,100                  39,113
May Department Stores                                               900                  41,625
Penney (J.C.)                                                     1,200                  57,300
                                                                               -----------------
                                                                                        190,050
                                                                               -----------------
Non-Durables
Cosmetics - 5.0%
International Flavors & Fragrances                                1,200                  50,550
Tambrands Inc.                                                    1,200                  56,400
                                                                               -----------------
                                                                                        106,950
                                                                               -----------------
CARL DOMINO EQUITY INCOME FUND - continued

Common Stocks - continued                                     Shares                Value
Food - 5.5%
General Mills                                                       300      $           18,600
Heinz (H.J.)                                                      1,200                  49,800
Quaker Oats                                                       1,200                  48,000
                                                                               -----------------
                                                                                        116,400
                                                                               -----------------
Household Products - 1.9%
Kimberly-Clark                                                      800                  41,000
                                                                               -----------------

Tobacco - 1.9%
Philip Morris                                                     1,050                  41,344
                                                                               -----------------

Health
Drugs - 7.2%
American Home Products                                            1,000                  46,375
Bristol-Myers Squibb Co.                                            540                  35,370
Glaxo Wellcome PLC                                                1,300                  51,187
Pharmacia & Upjohn Inc.                                             700                  20,738
                                                                               -----------------
                                                                                        153,670
                                                                               -----------------
Health Care - 2.2%
Baxter International Inc.                                         1,000                  47,875
                                                                               -----------------



Staples/Miscellaneous Services - 1.6%
Deluxe Corporation                                                1,100                  33,688
                                                                               -----------------

Services/Miscellaneous - 0.7%
Unisource Worldwide                                               1,000                  14,750
                                                                               -----------------


Electrical Equipment - 2.6%
Thomas & Betts                                                    1,200                  54,450
                                                                               -----------------

Airlines, Truckers, & Railroads - 3.6%
Union Pacific Corp. (a)                                           1,200                  76,500
                                                                               -----------------

Computer Software & Services - 0.6%
Checkpoint Software (a)                                             500                  11,812
                                                                               -----------------

Photography/Office Equipment - 4.0%
Eastman Kodak                                                       500                  41,750
Minnesota Mining & Manufacturing (a)                                500                  43,500
                                                                               -----------------


                                                                                         85,250
CARL DOMINO EQUITY INCOME FUND - continued

Common Stocks - continued                                     Shares                Value

Finance
Major Regional & Other Banks - 6.6%
Chase Manahattan Corp. (a)                                          300      $           27,788
Corestates Financial                                                800                  40,500
Nationsbank                                                         522                  31,516
South Trust Corp.                                                 1,100                  41,113
                                                                               -----------------
                                                                                        140,917
                                                                               -----------------
Insurance-multi/ Property, Casualty & Life  - 4.4%
American States Financial                                           500                  16,750
GCR Holdings Ltd. (a)                                               900                  19,462
ITT Hartford Financial Services Group                               400                  29,800
Lincoln National Corp.                                              500                  28,000
                                                                               -----------------
                                                                                         94,012
                                                                               -----------------
Savings & Loans - 3.0%
Ahmanson H.F. (a)                                                   700                  26,688
Great Western Financial Corp. (a)                                   900                  37,800
                                                                               -----------------
                                                                                         64,488
                                                                               -----------------
Utilities
Natural Gas - 4.4%
Atmos Energy Corp.                                                1,500                  33,938
El Paso Natural Gas Company                                       1,027                  59,694
                                                                               -----------------
                                                                                         93,632
                                                                               -----------------
Telephone Other - 3.6%
AT&T  Corp.                                                         900                  30,150
Frontier Corp.                                                    3,000                  47,625
                                                                               -----------------
                                                                                         77,775
                                                                               -----------------
REITs 1.8%
Arden Realty Group                                                  500                  12,438
Glimcher Realty Corp.                                               700                  12,512
Security Capital Pacific Trust                                      600                  13,650
                                                                               -----------------
                                                                                         38,600
                                                                               -----------------
Miscellaneous  - 2.9%
Cienna Corp. (a)                                                    500                  15,626
Guilford Pharmicuticals Inc.                                                             46,250
                                                                               -----------------
                                                                                         61,876
                                                                               -----------------
TOTAL COMMON STOCKS - 99.2%                                                           2,119,573
                                                                               =================

Money Market Securities - 0.4%
Star Treasury 4.96% 12/31/97(Cost $9,156)                                                 9,156
                                                                               -----------------
TOTAL INVESTMENTS - 99.2% (Cost $1,927,498)                                           2,128,729
  Other Assets less liabilities - 0.4%                                                    9,345
                                                                               -----------------
TOTAL NET ASSETS - 100%                                                               2,138,074
                                                                               -----------------

(a) non-income producing

Carl Domino Equity Income Fund                                                                            April 30,1997
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $1,924,499)                                                $         2,128,729
Subscriptions receivable                                                                                          7,070
Dividends receivable                                                                                              4,356
Interest receivable                                                                                                  89
Reimbursement receivable                                                                                            814
                                                                                                      ------------------
     Total assets                                                                                             2,141,058

Liabilities
Accrued investment advisory fee payable                                                       2,501
Other payables and accrued expenses                                              $              483
                                                                                   -----------------
     Total liabilities                                                                                            2,984
                                                                                                      ------------------

Net Assets                                                                                                    2,138,074
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $         1,852,855
Accumulated undistributed net investment income                                                                   8,944
Accumulated undistributed net realized gain (loss) on investments                                                72,045
Net unrealized appreciation (depreciation) of investments                                                       204,230
                                                                                                      ------------------

Net Assets, for 160,667 shares                                                                      $         2,138,074
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($2,137,260/160,667)                                 $                13.31
                                                                                                      ==================



Carl Domino Equity Income Fund
Statement of Operations for the six month period ended April 30, 1997 (Unaudited)


Investment Income
Dividend income                                                                             $            22,689
Interest income                                                                                              89
                                                                                              ------------------
Total Investment Income                                                                                  22,777


Expenses
Investment advisory fee                                                 $            11,708
Trustees' fees                                                                          814
                                                                          ------------------
Total Expenses                                                                       12,522
Reimbursed trustees fees                                                               (814)
                                                                          ------------------
                                                                                                         11,708
                                                                                              ------------------
Net Investment Income (Loss)                                                                             11,069
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment transactions                                  72,045

Change in net unrealized appreciation (depreciation) on
  investment securities                                                              77,489             149,534
                                                                          ------------------  ------------------
Net gain (loss)
Net increase (decrease) in net assets resulting                                             $           160,603
                                                                                              ==================
  from operations

Carl Domino Equity Income Fund                                                                          November 6, 1995
Statement of Changes (Unaudited)                                              For the six months        (commencement of
                                                                                ended April 30,      operations) to October 31,
                                                                               1997                      1996
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                           $        11,069                    11,996
  Net realized gain (loss) on investment transactions                             72,045                     8,455
  Change in net unrealized appreciation (depreciation)                            77,489                   126,741
                                                                           --------------            --------------
  Net Increase (decrease) in net assets resulting from operations                160,603                   147,192
                                                                           --------------            --------------
Distributions to shareholders:
  From net investment income                                                     (22,578)                        0
                                                                           --------------            --------------
Capital Share Transactions
  Net proceeds from sale of shares                                             1,123,013                   971,640
  Shares issued in reinvestment of distributions                                  20,593                         0
  Shares redeemed                                                               (266,203)                  (21,186)
                                                                           --------------            --------------
Net increase (decrease) in net assets resulting
  from share transactions                                                        877,403                   950,454
                                                                           --------------            --------------
  Total increase (decrease) in net assets                                      1,015,428                 1,097,646

Net Assets
  Begining of period                                                           1,122,646                    25,000
                                                                           --------------            --------------
  End of period including undistributed net investment income
  of $11,069 and $11,996, respectively.                                  $     2,138,074                 1,122,646
                                                                           ==============            ==============

Carl Domino Equity Income Fund
Financial Highlights (Unaudited)                                                    November 6,1997
                                                 Six months ended         (Commencement of Operations)
                                                   April 30,                        to October 31,
Selected Per Share Data                              1997                          1996
                                                 --------------                --------------

Net asset value,
  begining of period                                       $12.03                        $10.00
                                                 --------------                --------------
Income from investment
  Operations
  Net investment income                                      0.08                          0.16
  Net realized and
  unrealized gain (loss)                                     1.41                          1.87
                                                 --------------                --------------
Total from investment operations                             1.49                          2.03
                                                 --------------                --------------
Less Distributions
  From net investment income                                (0.22)                         0.00
                                                 --------------                --------------
Net asset value,
  end of period                                            $13.31                        $12.03

Total Return (a)                                            24.99%                        20.30%

Ratios and Supplemental Data
Net assets, end of period (000)                         $2,138                        $1,122
Ratio of expenses to average
  net assets before expense reductions                       1.60%                         1.73%
Ratio of expenses to
  average net assets  (a)                                    1.60%                         1.51%
Ratio of net investment income to average
  net assets before expense reductions (a)                   1.31%                         1.35%
Ratio of net investment income to
  average net assets (a)                                     1.41%                         1.57%
Portfolio turnover rate (a)                                 54.54%                        62.51%
Average commission rate                                      0.0137                        0.0604

(a)    Annualized


                         CARL DOMINO EQUITY INCOME FUND


                          Notes to Financial Statements

                                 April 30, 1997


1.  ORGANIZATION

     The Carl Domino Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                         CARL DOMINO EQUITY INCOME FUND

                          Notes to Financial Statements

                                 April 30, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl Domino. Mr. Domino is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. The Adviser is voluntarily reimbursing the Fund for trustees fees. There is no assurance that such reimbursement will continue in the future. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through April 30, 1997, the Adviser has received a fee of $11,708 from the Fund.



                         CARL DOMINO EQUITY INCOME FUND

                          Notes to Financial Statements

                                 April 30, 1997


 NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $1,852,855.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                    November 6, 1995     from November 6,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                        For the six month    For the six month      October 31, 1996      through October
                       period ended April    period ended April                              31, 1996
                            30, 1997              30, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             86,802              $1,123,013              92,689              $971,640
  Shares issued in
   reinvestment of
      dividends               1,664                20,593                  0                     0
   Shares redeemed          (20,901)             (266,203)              (1,893)              (21,186)
                            --------             ---------              -------              --------
                             67,565               877,403                90,796              $950,454




NOTE 5.  INVESTMENTS

     For the period from November 1, 1996 through April 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $1,271,896 and $406,277 respectively. The gross unrealized appreciation for all securities totaled $265,465 and the gross unrealized depreciation for all securities totaled $61,235 for a net unrealized appreciation of $204,230. The aggregate cost of securities for federal income tax purposes at April 30, 1997 was $1,924,498.

                                      CARL DOMINO EQUITY INCOME FUND

                                       Notes to Financial Statements

                                              April 30, 1997

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 1997, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Fund.

GLOBALT Growth Fund
Schedule of Investments  April 30, 1997 (Unaudited)


Common Stock - 100.9%                                         Shares                      Value
Business Equipment & Services - 4.3%
Electronic Data Systems (a)                                       1,850             $        61,743
Interpublic Group                                                   850                      48,131
Omnicom Group                                                     1,450                      76,850
                                                                                      --------------
                                                                                            186,724
                                                                                      --------------
Capital Goods - 7.0%
Caterpillar, Inc.                                                   550                      48,950
General Electric Co.                                               1550                     171,856
Molex, Inc.                                                        1500                      46,500
US Filter (a)                                                      1300                      39,488
                                                                                      --------------
                                                                                            306,794
                                                                                      --------------
Consumer Non-Durables - 15.8%
Avon Products Inc.                                                1,800                     110,925
Coca Cola Company                                                 2,250                     143,156
Estee Lauder                                                      1,000                      45,750
Gilette Co. (a)                                                   1,300                     110,500
Nike Inc. Class B (a)                                             1,450                      81,563
Pioneer Hi Bred International (a)                                 1,500                     105,938
Procter & Gamble Co.                                                700                      88,025
                                                                                      --------------
                                                                                            685,857
                                                                                      --------------
Consumer Services - 5.7%
Coleman Co. (a)                                                   2,800                      43,400
Disney (Walt) Co.                                                   500                      41,000
Mattel Inc.                                                       2,300                      64,113
Time Warner                                                       2,200                      99,000
                                                                                      --------------
                                                                                            247,513
                                                                                      --------------
Energy Sector - 9.2%
Apache Corp.                                                      2,300                      78,200
Halliburton Co.                                                   1,500                     105,938
Mobil Corp.                                                         700                      91,000
Texaco Inc.                                                       1,200                     126,600
                                                                                      --------------
                                                                                            401,738
                                                                                      --------------
Financial Services - 17.0%
AFLAC Inc.                                                        1,900                      81,700
American Express                                                  1,600                     105,400
American International Group                                        950                     122,075
Citicorp                                                          1,150                     129,519
Franklin Resources                                                1,500                      88,688
Morgan (J.P.) & Co.                                                 600                      61,125
Marsh & McLennan                                                    700                      48,200
Morgan Stanley Group                                              1,600                     101,000
                                                                                      --------------
                                                                                            737,707
                                                                                      --------------
Health Care - 16.3%
Bristol Myers Squibb                                              1,500                      98,250
Guidant Corp.                                                     1,450                      98,963
Johnson & Johnson                                                 2,012                     123,235
Lilly Eli & Co.                                                   1,050                      92,269

GLOBALT Growth Fund
Common Stock - continued

Healthcare - continued                                        Shares                      Value
Merck & Co.                                                       1,100             $        99,550
Pfizer Inc.                                                       1,200                     115,200
United States Surgical                                            2,400                      82,200
                                                                                      --------------
                                                                                            709,667
                                                                                      --------------
Raw Materials - 2.4%
DuPont DeNemours                                                    500                      53,063
IMC Global                                                        1,450                      53,469
                                                                                      --------------
                                                                                            106,532
                                                                                      --------------
Shelter Sector - 2.0%
Kimberly Clark Corp.                                              1,700                      87,125
                                                                                      --------------

Technology Sector - 17.7%
Boeing Co.                                                         1000                      98,625
Cicso Systems Inc.                                                1,650                      85,387
Computer Associates International                                 1,725                      89,700
Hewlett Packard Co.                                               1,900                      99,750
Intel Corp.                                                         750                     114,843
Lucent Technologies                                               1,140                      67,402
Micron Technology                                                 1,600                      56,400
Microsoft Corp.                                                     700                      85,050
Seagate Technology                                                  900                      41,288
Xilinx Inc.                                                         600                      29,400
                                                                                      --------------
                                                                                            767,845
                                                                                      --------------
Transportation - 3.5%
AMR Corp.                                                         1,100                     102,436
Air Express International                                         1,400                      47,950
                                                                                      --------------
                                                                                            150,386
                                                                                      --------------
Total Common Stock (Cost $3,786,741)                             71,377                   4,387,888
                                                                                      --------------


Money Market Securities - 12.9%
Star Treasury                                                                               560,464
                                                                                      --------------
Total Money Market Securities (Cost $560,464)
TOTAL INVESTMENTS (Cost $4,347,205)                                                       4,948,352
                                                                                      ==============
Other Assets less liabilities - 13.8%                                                      (143,161)
Total Net Assets - 100%                                                                   4,805,191

                                                                                      ==============

(a) non-income producing

GLOBALT Growth Fund                                                                                       April 30,1997
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $4,347,205)                                                $         4,948,352
Dividends receivable                                                                                              2,506
Interest receivable                                                                                                 711
Reimbursement receivable from advisor                                                                               814
                                                                                                      ------------------
     Total assets                                                                                             4,952,383

Liabilities
Payable for investments purchased                                                $          142,360
Accrued management fee payable                                                                4,351
Other payable and accrued expenses                                               $              481
                                                                                   -----------------
     Total liabilities                                                                                          147,192
                                                                                                      ------------------

Net Assets                                                                                                    4,805,191
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $         4,153,053
Accumulated undistributed net investment income                                                                    (478)
Accumulated undistributed net realized gain (loss)                                                               51,469
Net unrealized appreciation (depreciation) on investments                                                       601,147
                                                                                                      ------------------

Net Assets, for 359,454 shares                                                                                4,805,191
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($4,805,191/359,454)                                 $                13.37
                                                                                                      ==================

GLOBALT Growth Fund
Statement of Operations (Unaudited)


Investment Income
Dividend Income                                                                             $            23,669
Interest Income                                                                                             711
                                                                                              ------------------
Total Income                                                                                             24,379


Expenses
Management fee                                                          $            24,857
Trustees' fees                                                                          814
                                                                          ------------------
Total Expenses before reimbursement                                                  25,671
Reimbursed Trustees fees                                                               (814)
                                                                          ------------------
Total Expenses                                                                                           24,857
                                                                                              ------------------

Net Investment Income (Loss)                                                                               (478)
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                    52,086

Change in net unrealized appreciation (depreciation) on
  investment securities                                                             292,966             345,052
                                                                          ------------------  ------------------
Net gain (loss)
Net increase (decrease) in net assets resulting                                             $           344,574
                                                                                              ==================
  from operations

GLOBALT Growth Fund                                                                                     December 1, 1995
Statement of Changes (Unaudited)                                             For the six months         (commencement of
                                                                               ended April 30,     operations) to October 31,
                                                                               1997                      1996
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                           $          (478)                     2,033
  Net realized gain (loss)                                                        52,086                     51,568
  Change in net unrealized appreciation (depreciation)                           292,966                    308,181
                                                                           --------------          -----------------
  Net Increase (decrease) in net assets resulting from operations                344,574                    361,782
                                                                           --------------          -----------------
Distributions to shareholders:
  From net investment income                                                      (2,033)                         0
                                                                                                   -----------------
  From net realized gain                                                         (52,185)
                                                                           --------------
  Total Distributions                                                            (54,218)
Share Transactions
  Net proceeds from sale of shares                                             1,072,078                  3,056,354
  Shares issued in reinvestment                                                   54,217                          0
  Shares redeemed                                                                (54,537)                       (60)
                                                                           --------------          -----------------
Net increase (decrease) in net assets resulting
  from share transactions                                                      1,071,758                  3,056,294
                                                                           --------------          -----------------
  Total increase (decrease) in net assets                                      1,362,115                  3,418,076

Net Assets
  Begining of period                                                           3,443,076                     25,000
                                                                           --------------          -----------------
  End of period, including undistributed net investment income (loss)
   of $(478) and $2,033, respectively                                    $     4,805,191                  3,443,076
                                                                           ==============          =================



GLOBALT Growth Fund                                                              December 1, 1995
Financial Highlights (Unaudited)                For the six months         (commencement of
                                                 ended April 30,            operations) to October 31,
Selected Per Share Data                              1997                       1996

Net asset value,
  begining of period                                       $12.48                     $10.00
                                                   --------------             --------------
Income from investment
  Operations
  Net investment income                                      0.00                       0.01
  Net realized and
  unrealized gain (loss)                                     1.06                       2.47
                                                   --------------             --------------
Total from investment operations                             1.06                       2.48
                                                   --------------             --------------
Less Distributions
  From net investment income                                (0.17)                      0.00
                                                   --------------             --------------
Net asset value,
  end of period                                            $13.37                     $12.48

Total Return (a)                                             4.50%                     24.80%

Ratios and Supplemental Data
Net assets, end of period (000)                            $4,805                     $3,443
Ratio of expenses to
  average net assets (a)(b)                                  1.17%                      1.16%
Ratio of expenses to average net assets
  before reimbursement (a) (b)                               1.21%                      1.25%
Ratio of net investment income to
  average net assets (a)                                    -0.06%                      0.11%
Ratio of net investment income to average
  net assets before reimbursement (a) (b)                    0.00%                      1.25%
Portfolio turnover rate (a)                                  0.9243                     0.6642
Average commission rate                                      0.047                      0.074

(a)   Annualized
(b) Expense ratio is net of reimbursement of trustees' fees. The advisor voluntarily reimbursed the fund for trustees fees and and has agreed to do so until October 31, 1997.

                               GLOBALT GROWTH FUND


                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


1.  ORGANIZATION

The GLOBALT Growth Fund Inc. (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal instiutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restriced or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               GLOBALT GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT , Inc. (the "Adviser") to manage the Fund's investments. The Adviser was orgainzed as a Georgia Corporation in 1990. Angela Allen, President of the Adviser, and Samuel Allen, Chairman of the Adviser, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest fees and expenses of non-interested person trustees and extraordinary expenses. The Adviser is voluntarily reimbursing the Fund for trustees fees. There is no assurance that such reimbursement will continue in the future. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through April 30, 1997, the Adviser has received a fee of $24,857 from the Fund.

                               GLOBALT GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $4,153,053.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                    December 1, 1995     from December 1,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                        For the six month    For the six month      October 31, 1996      through October
                       period ended April    period ended April                              31, 1996
                            30, 1997              30, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             83,484              $1,075,078             273,421             $3,056,354
  Shares issued in
   reinvestment of
      dividends               4,216                54,217                  0                     0
   Shares redeemed           (4,162)              (54,537)                (5)                  (60)
                             -------              --------                ---                  ----
                             83,538              $1,074,758             273,416             $3,056,294

NOTE 5. INVESTMENTS

For the period from November 1, 1996 through April 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $2,709,004 and $1,907,115, respectively. The gross unrealized appreciation for all securities totaled $660,296 and the gross unrealized depreciation for all securities totaled $59,149 for a net unrealized appreciation of $601,147. The aggregate cost of securities for federal income tax purposes at October 31, 1996 was $4,347,206.


NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AIT Vision Fund

Investment Results - For the Period Ended April 30, 1997


Dear Fellow Shareholders:

Since the October 31, 1996 fiscal year end, the AIT Vision Fund appreciated 3.9% for the six months ended April 30, 1997. According to Lipper Analytical Services, Inc. the average return during this six month period for a peer group of 799 growth funds was 7.2%. The unmanaged S&P 500 and Russell 3000 indices advanced 14.7% and 11.9%, respectively, during the same six month period. Comparative investment results are displayed below.


------------------------------------------------ - ----- ------------------- ------- -----------------
Returns for the Periods Ended 4/30/97
------------------------------------------------ - ----- ------------------- ------- -----------------
                                                          Since Inception                Average
Fund/Index                                  1 Year            12/28/95                    Annual
----------                                  ------            --------                    ------

AIT Vision Fund                              18.2%             31.2%                      22.4%
S&P 500                                      25.1%             34.1%                      24.4%
Russell 3000                                 20.0%             29.4%                      21.1%

------------------------------ -------- ---------------- ------------------- ------- -----------------


Comparison of the Change in Value of a $10,000 Investment in AIT Vision Fund, the Unmanaged S&P 500 Index, and the Unmanaged Russell 3000 Index
CHART
This chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index, and the Russell 3000 Index on December 28, 1995 and held through April 30, 1997. The S&P 500 Index and the Russell 3000 Index are widely recognized unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the indices, reinvestment of dividends, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     Commentary - "Vuja De: the distinct feeling that you have never seen anything like this before"
Those investors who may have been lulled into complacency by the U.S. market's steady, unwavering upward climb have certainly been awakened by the market's gyrations during the last six to twelve months. What a ride it has been: the market peaked in June 1996 and promptly bottomed within the subsequent month, then rapidly rose to another peak in February 1997 only to dramatically rebound from a sell off and extreme bearishness during April 1997. This April 1997 rebound has extended its gains to date and continues to defy the well documented warnings of Alan Greenspan, Warren Buffet, and most of the "talking heads" on the financial networks. These commentators either proclaim the market's impending collapse based upon time tested valuation measures or they declare that things are different this time, a sense of "vuja de" which is the distinct feeling that one has never experienced anything quite like this before (the opposite of the well known deja vu).

During this period of heightened volatility, pockets of extreme return differences have emerged within the broad market. The table below details two of these extreme differences that have directly impacted the performance of the AIT Vision Fund.



-----------------------------------------------------------------------------
Comparative Index Returns for the Period Ended 4/30/97
-----------------------------------------------------------------------------

Index/Characteristic                              6 Months           1 Year
--------------------                              --------           ------

Russell 1000  (Largecap Stocks)                    13.1%              22.4%
Russell 800*  (Midcap Stocks)                        6.7%             10.9%
Russell 2000  (Smallcap Stocks)                      1.6%              0.1%
Largecap less Smallcap                             11.5%              22.3%

Russell Midcap Value Stocks                        10.3%               3.9%

Midcap Value less Midcap Growth                      7.5%             13.8%

---------------------------------------------- --------------- --------------
*  Subset of the Russell 1000.


The quantitative investment strategy followed by the AIT Vision Fund has led us to typically hold positions which are not highly concentrated among the largest capitalization nor the smallest capitalization companies, but instead looks for stocks with steady earnings growth prospects regardless of company size. These general tendencies have been extremely out of favor recently within the broad market. As of April 30, 1997, the trailing one year return difference between largecap and smallcap stocks of 22.3% is the single largest one year difference since 1979! Unless you have owned the largest companies in the market (e.g., General Electric, Coca Cola, Exxon), you have struggled as an investor to keep pace. This largecap outperformance has been partly the result of investors pouring money into the market at record levels with a preference for safer, more liquid stocks. Thus as we spread the AIT Vision Fund's holdings over a universe of about 3,000 stocks, the narrowness of the market's leadership has worked against performance.

Furthermore, if you combined diversified capitalization holdings with a growth stock emphasis, you have recently compounded your pain and performance struggles. As of April 30, 1997, the trailing one year outperformance of midcap value over midcap growth stocks of 13.8% is the second largest such difference since 1981. Therefore, given the extreme uncommon performance differences within the recent market, no wonder some commentators are proclaiming that things are different this time.


Outlook

So which will it be? Will the traditional valuation arguments for overvaluation hold or is the present environment entirely different from the past? Our belief is best summarized by Mark Twain who said, "The past doesn't repeat itself, but it sure does rhyme." To us this means that an investor must study the market's past behavior and be intelligent in employing a discipline based upon sound economic and financial analysis which adapts to the natural evolution of market forces.

Looking forward, our belief is that market returns will gradually broaden into the smaller company stocks; and, due to the gradual deceleration of the U.S. economy, companies which can deliver earnings growth independent of a slowing business cycle will be rewarded. Therefore, we believe that the typical biases of the AIT Vision Fund position it to benefit from these trends as they develop in the future. Listed below are the top holdings of the AIT Vision Fund as of April 30, 1997.


--------------------------------------------------- -------------------- -
Ten Largest Holdings
--------------------------------------------------- -------------------- -
                                                                     Percent of
                                                                     Net Assets
                                                                      4/30/97

Walt Disney                                                            3.49%
United Airlines                                                        3.39%
Circuit City Stores                                                    3.27%
Microsoft                                                              3.12%
Cigna                                                                  3.00%
Enron Oil and Gas                                                      2.92%
United Healthcare                                                      2.91%
Georgia-Pacific                                                        2.89%
Conseco                                                                2.83%
Temple Inland                                                          2.69%
                                                                       -----

Total                                                                  30.51%

------------------------------------ ----------------------- ------------------


Thank you for your trust and continued confidence.


Respectfully,




Douglas W. Case,  CFA
Managing Director of Portfolio Management
Advanced Investment Technology, Inc.

AIT Vision U.S. Equity Portfolio
Schedule of Investments  April 30, 1997 (Unaudited)


Common Stock -  98.4%                                         Shares                     Value
Apparel -  1.3%
TJX Companies Inc.                                                1,000                       47,250
                                                                                    -----------------

Banks - 2.0%
Northern Trust Corp.                                              1,700                       75,650
                                                                                    -----------------

Chemicals - 2.5%
Rohm & Hass & Co.                                                 1,100                       91,575
                                                                                    -----------------

Communications & Communications Equipment - 9.5%
Bell South Corp.                                                    900                       40,050
Century Telecommunications                                        2,200                       65,725
Cincinnati Bell                                                   1,600                       89,600
Clear Channel Communications                                        900                       43,650
Gentex Corp.                                                      1,700                       30,600
Worldcom Inc.                                                     3,500                       84,000
                                                                                    -----------------
                                                                                             353,625
                                                                                    -----------------

Computers, Periphals  & Software- 16.3%
Adobe Systems Inc.                                                2,000                       78,250
Cisco Systems Inc.                                                1,800                       93,150
Comdisco Inc.                                                     1,100                       34,925
Computer Associates International                                 1,700                       88,400
Dell Computer                                                       700                       58,581
EMC Corp.                                                         1,400                       50,925
Intel Corp.                                                         600                       91,875
Microsoft Corp.                                                     900                      109,350
                                                                                    -----------------
                                                                                             605,456
                                                                                    -----------------
Computer Office Equipment - 1.1%
Black & Decker Corp.                                              1,200                       40,200
                                                                                    -----------------

Cosmetics - 2.5%
Colgate Palmolive                                                   500                       55,500
Proctor & Gamble Co.                                                300                       37,725
                                                                                    -----------------
                                                                                              93,225
                                                                                    -----------------
Drugs - 6.6%
Abbott Labs                                                         700                       42,700
Bristol Myers Squibb                                              1,000                       65,500
Johnson & Johnson                                                   900                       55,125
Merck & Co. Inc.                                                    700                       63,350
Pfizer Inc.                                                         200                       19,200
                                                                                    -----------------
                                                                                             245,875
                                                                                    -----------------
Electric Utilities - 1.1%
Union Electric Co.                                                1,200                       42,750
                                                                                    -----------------

Energy - Oil & Gas - 6.1%
Anadarkko Petroleum Corp.                                         1,400                       76,825
Enron Oil & Gas Co.                                               5,500                      102,438
Ensco International Inc                                           1,000                       47,500
                                                                                    -----------------


                                                                                             226,763
                                                                                    -----------------
AIT Vision U.S. Equity Portfolio - continued
Common Stocks - continued

Financial Services - 1.8%                                     Shares                     Value
Charles Schwab Corp.                                              1,800                       65,925
                                                                                    -----------------

Food - 3.8%
Coca Cola Enterprises Inc.                                        1,600                       96,600
Pepsico Inc.                                                      1,300                       45,338
                                                                                    -----------------
                                                                                             141,938
                                                                                    -----------------
Healthcare - 5.2%
Healthsouth Rehabilitation Corp.                                  4,600                       90,850
United Healthcare                                                 2,100                      102,112
                                                                                    -----------------
                                                                                             192,962
                                                                                    -----------------
Holding Companies - 3.0%
McDermott International Inc.                                      2,000                       37,000
Nipsco Industrial Inc.                                            1,000                       39,500
Southern Co.                                                      1,800                       36,675
                                                                                    -----------------
                                                                                             113,175
                                                                                    -----------------
Industrial Machinery & Equipment - 1.5%
U.S. Filter Corp.                                                 1,900                       57,713
                                                                                    -----------------

Insurance - 8.7%
Cigna Corp.                                                         700                      105,263
Conseco Inc.                                                      2,400                       99,300
Travelers Group                                                   1,000                       55,375
Washington Mutual Inc.                                            1,300                       64,187
                                                                                    -----------------
                                                                                             324,125
                                                                                    -----------------
Grocery - 1.7%
Safeway Inc.                                                      1,425                       63,591
                                                                                    -----------------

Hotels/Restaurants - 1.8%
Hilton Hotels Corp.                                               2,500                       67,500
                                                                                    -----------------

Paper & Paper Products - 5.3%
Georgia Pacific Corp.                                             1,300                      101,400
Temple Inland Inc.                                                1,700                       94,350
                                                                                    -----------------
                                                                                             195,750
                                                                                    -----------------
Railroad - 1.6%
St. Joe Corp.                                                       800                       58,100
                                                                                    -----------------

Retail - 8.5%
American Stores Co.                                               1,300                       59,150
Circuit City Stores Inc.                                          2,900                      114,912
Dillard Department Stores Class A                                 3,000                       92,625
GAP Inc.                                                          1,500                       47,812
                                                                                    -----------------
                                                                                             314,499
                                                                                    -----------------
Television, Video Production - 3.3%
Disney (Walt) Co.                                                 1,500                      123,000
                                                                                    -----------------

Transportation - 3.2%
UAL Corp.                                                         1,600                      119,000
                                                                                    -----------------

TOTAL COMMON STOCKS (Cost $3,590,933)                                                     $3,659,647


                                                                                    -----------------

AIT Vision U.S. Equity Portfolio - continued

Money Market Securities - 1.6%                                 Principal Amount
Star Treasury 4.160%, 12/31/97                                  $59,597                      $59,596
                                                                                    -----------------
Total Bonds & Notes (Cost $59,597)
TOTAL INVESTMENTS - 100.0%
     Cost $3,650,529                                                                      $3,719,243
                                                                                    -----------------
     Other Assets less liabilities - 0.0%                                                       (364)
                                                                                    -----------------
TOTAL NET ASSETS - 100%                                                                   $3,718,879
                                                                                    =================

AIT Vision U.S. Equity Portfolio                                                                          April 30,1997
Statement of Assets and Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $3,650,529)                                                $         3,719,243
Reveivable for securities sold                                                                                   73,920
Dividends receivable                                                                                              3,438
Interest receivable                                                                                                 157
Receivable from advisor for trustees fees                                                                           876
                                                                                                      ------------------
     Total assets                                                                                             3,797,634

Liabilities
Accrued advisory fee                                                             $           76,152
Accrued trustees' fees                                                                        2,061
Other payables and accrued expenses                                                             542
                                                                                   -----------------
     Total liabilities                                                                                           78,755
                                                                                                      ------------------

Net Assets                                                                                                    3,718,879
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $         3,725,810
Undistributed net investment income (loss)                                                                        4,259
Undistributed net realized gain (loss)                                                                          (79,904)
Net unrealized appreciation (depreciation) on investments                                                        68,714
                                                                                                      ------------------

Net Assets, for 323,716 shares                                                                                3,718,879
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($3,718,879/323,716)                                 $              11.49


                                                                                                      ==================

AIT Vision U.S. Equity Portfolio
Statement of Operations  for the Six month period ended April 30, 1997 (Unaudited)


Investment Income
Dividend Income                                                                             $             9,114
Interest Income                                                                                             159
                                                                                              ------------------
Total Income                                                                                              9,273


Expenses
Investment advisory fee                                                 $             5,013
Trustee's fees                                                                          876
                                                                          ------------------
Total Expenses before reimbursement                                                   5,889
Reimbursed trustees fees                                                               (876)
                                                                          ------------------
Total operating expenses                                                                                  5,013
                                                                                              ------------------
Net Investment Income (Loss)                                                                              4,259
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                   (81,056)

Change in net unrealized appreciation (depreciation) on
  investment securities                                                              34,579
                                                                          ------------------  ------------------
Net gain (loss)                                                                                         (46,477)
                                                                                              ------------------
Net increase (decrease) in net assets resulting                                             $           (42,218)
                                                                                              ==================
  from operations




AIT Vision U.S. Equity Portfolio
Statement of Changes (Unaudited)                                                                November 6, 1995
                                                                        For the six months      (commencement of
                                                                     ended April 30,            operations) to October 31,
Increase/(Decrease) in Net Assets                                        1997                       1996
Operations
  Net investment income (loss)                                       $       4,259            $       (2,866)
  Net realized gain (loss)                                                 (81,056)                    82,838
  Change in net unrealized appreciation (depreciation)                      34,579                     34,135
                                                                    ---------------             --------------
  Net Increase (decrease) in net assets resulting from operations          (42,218)                   114,107
                                                                    ---------------             --------------
Distributions to shareholders:
  From net investment income                                                     0                          0
  From net realized gain                                                   (81,686)                         0
                                                                    ---------------             --------------
  Total distributions                                                      (81,686)
Share Transactions
  Net proceeds from sale of shares                                       3,152,207                    536,013
  Shares issued in reinvestment                                             81,686                          0
  Shares redeemed                                                          (18,269)                   (47,961)
                                                                    ---------------             --------------
Net increase (decrease) in net assets resulting
  from share transactions                                                3,215,624                    488,052
                                                                    ---------------             --------------
  Total increase (decrease) in net assets                                3,091,720                    602,159

Net Assets
  Begining of period                                                 $      627,159              $      25,000
                                                                    ---------------             --------------
  End of period including undistributed net investment
    income(loss) of $4,259 and $(2,866)                              $    3,718,879              $    627,159
                                                                    ===============             ==============




AIT Vision U.S. Equity Portfolio
Financial Highlights (Unaudited)                                                 November 6, 1995
                                                For the six months         (commencement of
Selected Per Share Data                          ended April 30,            operations) to October 31,
                                                     1997                       1996
Net asset value,
  begining of period                                   $12.62                     $10.00
                                                 --------------             --------------
Income from investment
  Operations
  Net investment income                                  0.03                      (0.07)
  Net realized and
  unrealized gain (loss)                                 0.44                       2.69
                                                 --------------             --------------
Total from investment operations                         0.47                       2.62
Less Distributions
  From net investment income                            (1.60)                      0.00
                                                 --------------             --------------
Net asset value,
  end of period                                        $11.49                     $12.62
                                                 ==============             ==============

Total Return (a)                                      -(18.05)%                    31.03%

Ratios and Supplemental Data
Net assets, end of period (000)                       $3,719                       $627
Ratio of expenses to
  average net assets (a)                                0.69%                      1.87%
Ratio of expenses to
  average net assets before reimbursement (a)           0.81%                      1.87%
Ratio of net investment income to
  average net assets (a)                                0.58%                     -0.70%
Ratio of net investment income to
  average net assets before reimbursement (a)            0.46%
Portfolio turnover rate (a)                            179.07%                    238.63%
Average commission rate                                 0.041                      0.0471

(a)  Annualized



                        AIT VISION U.S. EQUITY PORTFOLIO


                          Notes to Financial Statements

                                 April 30, 1997
1.  ORGANIZATION

     The AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified series, open end management investment company. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Securities Valuations- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                        AIT VISION U.S. EQUITY PORTFOLIO

                          Notes to Financial Statements

                                 April 30, 1997

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Advanced Investment Technology, Inc. (the "Adviser") to manage the Fund's investments. Dean S. Barr is a controlling shareholder of the Adviser. Douglas W. Case, CFA, Director of Equity Portfolio Management, Dean S. Barr, Chairman and Chief Investment Officer, and Susan L. Reigel, Portfolio Management, are primarily responsible for the day to day management of the Fund's portfolio. Prior to October 29, 1996, the Fund was managed by LBS Capital Management, Inc.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through April 30, 1997, the Adviser has received a fee of $5,013 from the Fund.

 NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $3,728,676.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                    November 6, 1995     from November 6,
                                                                    (Commencement of    1995 (Commencement
                                                                  Operations) through     of Operations)
                        For the six month    For the six month      October 31, 1997      through October
                       period ended April    period ended April                              31, 1997
                            30, 1997              30, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             268,461             $3,152,207              51,315              $536,013
  Shares issued in
   reinvestment of
      dividends               7,210                81,686                  0                     0
   Shares redeemed           (1,648)              (18,269)              (4,122)              (47,961)
                             -------              --------              -------              --------
                             274,023             $3,215,624              47,193              $488,052


NOTE 5.  INVESTMENTS

     For the period from November 1, 1996 through April 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $5,354,480 and $2,256,474 respectively. The gross unrealized appreciation for all securities totaled $68,714 and the gross unrealized depreciation for all securities totaled $153,022 for a net unrealized appreciation of $84,308. The aggregate cost of securities for federal income tax purposes at April 30, 1997 was $3,650,529.

                        AIT VISION U.S. EQUITY PORTFOLIO

                          Notes to Financial Statements

                                 April 30, 1997

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 1997, LBS Capital Management Inc., and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Fund.

     During the year, the Fund placed a portion of its portfolio transactions through Investment Technology Group (ITG), for which brokerage commissions of $19 were paid. ITG has an investment interest in the Advisor.

MAXIM Contrarian Fund
Schedule of Investments  April 30, 1997 (Unaudited)


Common Stock - 101.3%                                         Shares                       Value
Chemicals - 0.9%
Balchem Corp.                                                  1,400                $      13,213
                                                                                      -----------------

Computer Services & Software - 5.2%
3Com*                                                           500                        14,500
Cabletron Systems Inc.                                         1,200                       41,400
Cisco Systems Inc.                                              400                        20,700
                                                                                      -----------------
                                                                                           76,600
                                                                                      -----------------
Computers & Peripherals - 5.9%
Gateway 2000 Inc.                                              1,000                       54,875
Glenayre Technology Inc.                                       2000                        19,750
Scan Optics Inc.                                               2000                        11,250
                                                                                      -----------------
                                                                                           85,875
                                                                                      -----------------
Electrical Equipment - 2.2%
York Research Corp.                                            4250                        31,875
                                                                                      -----------------

Financial Services - 1.1%
National Auto Credit Inc.                                      2000                        15,750
                                                                                      -----------------

Health - 1.6%
Phymatrix Corp.                                                2000                        23,000
                                                                                      -----------------

Industrial Machinery & Equipment - 4.4%
Astrotech International Corp.                                  2000                        10,875
Hirsch International Corp. Class A                             2000                        36,500
Misonix Inc.                                                   2000                        17,250
                                                                                      -----------------
                                                                                           64,625
                                                                                      -----------------
Industrial Services - 4.3%
Hanson Trust PLC                                                     63                          1,516
Kaydon Corp.                                                      1,400                         61,950
                                                                                      -----------------
                                                                                                63,466
                                                                                      -----------------
Insurance - 5.2%
Sun America Inc.                                                  1,000                         46,000
Symons International Inc.                                         2,000                         29,500
                                                                                      -----------------
                                                                                                75,500
                                                                                      -----------------
Management & Consulting Services - 1.0%
Employee Soloutions Inc.                                          3,000                         15,047
                                                                                      -----------------

Medical Services - 6.9%
Dionex Corp.                                                        500                         24,438
Medical Resources Inc.                                            6,000                         76,500
                                                                                      -----------------
                                                                                               100,938
                                                                                      -----------------
Non-Precious Metals Mining - Exploration 2.4%
Adrian Resources Ltd. (Panama) (a)                               10,000                         15,000
Consolidated Magna Ventures Ltd. (Canada) (a)                    45,500                         20,181
                                                                                      -----------------
                                                                                                35,181
                                                                                      -----------------
Non-Precious Metals Mining - Producing - 5.1%
Manhattan Minerals Corp.                                         12,500                         74,670


                                                                                      -----------------

MAXIM Contrarian Fund - continued
Common Stocks - continued

Pharmaceuticals - 2.0%
AMGEN Inc.                                                          500             $           29,438
                                                                                      -----------------

Precious Metals Mining - Exploration - 27.3%
Brandon Gold Corp.                                               38,800                         71,306
Crystallex International Corp.                                   50,000                        137,357
Nevsun Resources (Ghana, Mali) (a)                               55,400                        172,404
Oliver Gold Corp. (Mali, Zimbabwe) (a)                           18,600                         19,294
                                                                                      -----------------
                                                                                               400,361
                                                                                      -----------------
Precious Metals  Mining - Producing - 6.5%
Banro Resource Corp. (Zaire) (a)                                 16,000                         53,798
Bema Gold Corp. (Chile) (a)                                       6,000                         40,875
                                                                                      -----------------
                                                                                                94,673
                                                                                      -----------------
Office Equipment/Supplies - 6.8%
Office Max Inc.                                                   8,000                         99,000
                                                                                      -----------------

Oil & Oilfield Services - 2.5%
Arakis Energy Corp.                                              10,000                         37,500
                                                                                      -----------------

Real Estate  - 2.4%
Grubb & Ellis Co.                                                 3,000                         35,250
                                                                                      -----------------

Retail - 6.4%
Fila Holdings                                                       500                         21,624
Paul Harris Stores                                                1,000                         12,875
Pier One Imports Inc.                                             3,000                         59,250
                                                                                      -----------------
                                                                                                93,749
                                                                                      -----------------
Textiles - 1.2%
Culp Inc.                                                         1,000                         17,750
                                                                                      -----------------



TOTAL COMMON STOCKS (Cost $1,807,209)                                                        1,483,461
                                                                                      -----------------

Money Market Securities - 4.1%
Star Treasury (Cost $60,362)                                     60,362                         60,362
                                                                                      -----------------

OPTIONS - 0.4%
Short Options - (0.0%)
Gateway 2000 Inc.  (June 1997)                                       10                           (812)
                                                                                      -----------------

Long Options - 0.4%
S&P Index 100 (December 1997)                                        30                          6,000
                                                                                      -----------------
TOTAL OPTIONS (Cost $5,959)                                                                      5,188
                                                                                      -----------------
TOTAL INVESTMENTS  - 105.8%  (Cost $1,873,530)                                               1,549,011
Other Assets less liabilities (5.8%)                                                           (85,613)
                                                                                      -----------------
TOTAL NET ASSETS - 100%                                                                      1,463,398
                                                                                      =================

Legend
(a) non-income producing
(b) private placement




MAXIM Contrarian Fund
Covered Call Options Written
April 30, 1997 (Unaudited)                                Shares
                                                         Subject
Common Stocks/Expiration Date/ Exercise Price            to Call      Value
Gateway 2000 Inc./June 1997/70                          100            (813)


                                                                   ------------
  Total (Cost $6,511)                                                  (813)
                                                                   ============

MAXIM Contrarian Fund                                                                                     April 30,1997
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $1,873,530)                                                $         1,549,011
Dividends receivable                                                                                                120
Interest receivable                                                                                                  86
                                                                                                      ------------------
     Total assets                                                                                             1,549,217

Liabilities
Redemptions payable                                                              $           81,707
Dividends payable                                                                                 0
Accrued advisory fee                                                                          3,252
Accrued trustees' fees                                                                          534
Accrued distribution fees                                                                       325
                                                                                   -----------------
     Total liabilities                                                                                           85,819
                                                                                                      ------------------

Net Assets                                                                                                    1,463,398
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $         1,917,178
Accumulated undistributed net investment income                                                                 (22,627)
Accumulated undistributed net realized gain (loss)                                                             (106,634)
Net unrealized appreciation (depreciation) on investments                                                      (324,519)
                                                                                                      ------------------

Net Assets, for 195,831 shares                                                                                1,463,398
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($642,052/195,831)                                   $                 7.47
                                                                                                      ==================



MAXIM Contrarian Fund
Statement of Operations for the six month period ended April 30, 1997 (Unaudited)


Investment Income
Dividend Income                                                                             $             1,977
Interest Income                                                                                             86
                                                                                              ------------------
Total Income                                                                                              2,063


Expenses
Management fee                                                          $            21,817
12-B1 fees                                                                            2,182
Trustees' fees                                                                          691
                                                                          ------------------
Total Expenses                                                                                           24,690
                                                                                              ------------------

Net Investment Income (Loss)                                                                            (22,627)
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                   (11,511)
Net realized gain (loss) on options transactions                                    (71,850)
Change in net unrealized appreciation (depreciation) on
  investment securities                                                            (277,135)           (360,496)
                                                                          ------------------  ------------------
Net gain (loss)
Net increase (decrease) in net assets resulting                                             $          (383,122)
                                                                                              ==================
  from operations



MAXIM Contrarian Fund
Statement of Changes (Unaudited)                                                                        May 1, 1996

                                                                               For the six months          (commencement of

                                                                                 ended April 30,       operations) to October 31,
Increase/(Decrease) in Net Assets                                              1997                        1996
Operations
  Net investment income (loss)                                           $       (22,627)                     (5,245)
  Net realized gain (loss) on securities transactions                            (11,511)                     (3,375)
  Net realized gain (loss) on options transactions                               (71,850)                    (19,899)
  Change in net unrealized appreciation (depreciation)                          (277,135)                    (47,384)
                                                                           --------------              --------------
  Net Increase (decrease) in net assets resulting from operations               (383,122)                    (75,903)
                                                                           --------------              --------------
Distributions to shareholders:
  From net investment income                                                           0                           0
                                                                           --------------              --------------
Share Transactions
  Net proceeds from sale of shares                                               673,678                   1,583,605
  Shares issued in reinvestment                                                        0                           0
  Shares redeemed                                                               (334,860)                          0
                                                                           --------------              --------------
Net increase (decrease) in net assets resulting
  from share transactions                                                        338,818                   1,583,605
                                                                           --------------              --------------
  Total increase (decrease) in net assets                                        (44,304)                  1,507,702

Net Assets
  Begining of period                                                           1,507,702                           0
                                                                           --------------              --------------
  End of period including net investment income (loss) of
   of $(5,245) and $(22,627)                                             $     1,463,398                   1,507,702
                                                                           ==============              ==============





MAXIM Contrarian Fund
Financial Highlights (Unaudited)                                                  May 2, 1996
                                               For the six months         (commencement of
Selected Per Share Data                          ended April 30,             operations) to October 31,
                                                     1997                       1996

Net asset value,                                            $9.21                   $10.00
                                                 --------------              -----------
  begining of period
Income from investment
  Operations                                                (0.12)                   (0.05)
  Net investment income
  Net realized and                                          (1.62)                   (0.74)
                                                 --------------              -----------
  unrealized gain (loss)                                    (1.74)                   (0.79)
                                                 --------------              -----------
Total from investment operations
Less Distributions                                           0.00                     0.00
                                                 --------------              -----------
  From net interest income
Net asset value,
  end of period                                             $7.47                    $9.21

Total Return (a)                                           (38.09)%                 (27.01)%

Ratios and Supplemental Data
Net assets, end of period (000)                         $1,463                   $1,508
Ratio of expenses to
  average net assets (a)                                     2.83%                    2.89%
Ratio of net investment income to
  average net assets (a)                                    -2.59%                   -1.16%
Portfolio turnover rate (a)                                151%                      92%
Average commission rate                                      0.0339                   0.0497

(a)    Annualized


                              MAXIM CONTRARIAN FUND


                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


1.  ORGANIZATION

The MAXIM Contrarian Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1995 and commenced operations on May 2, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                              MAXIM CONTRARIAN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. However, for the taxable year ended October 31, 1996 the Fund did not qualify to be taxed as a "regulated investment company" for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" in subsequent years. This non-qualification had no effect on net asset value or tax owed by the Fund.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Newport Investment Advisors, Inc. (the "Adviser") to manage the Fund's investments. Kenneth M. Holeski, president and controlling shareholder of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period from November 1, 1996 through April 30, 1997, the Adviser has received a fee of $21,817 from the Fund.

                              MAXIM CONTRARIAN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997

NOTE 4.  CAPITAL SHARE TRANSACTIONS

     As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $1,917,178.

     Transactions in capital stock were as follows:

                                                                  For the period from     For the period
                                                                      May 2, 1996        from May 2, 1996
                                                                    (Commencement of     (Commencement of
                                                                  Operations) through       Operations)
                        For the six month    For the six month      October 31, 1996      through October
                       period ended April    period ended April                              31, 1996
                            30, 1997              30, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             72,602               $673,678              271,421             $1,583,605
  Shares issued in
   reinvestment of
      dividends                 0                    0                     0                     0
   Shares redeemed          (40,484)             (334,860)                (0)                   (0)
                            --------             ---------                ---                   ---
                             32,118               $338,818              271,421             $1,583,605


NOTE 5. INVESTMENTS

For the period from November 1, 1997 through April
30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $1,621,314 and $1,247,601, respectively. The gross unrealized appreciation for all securities totaled $83,415 and the gross unrealized depreciation for all securities totaled $407,934 for a net unrealized depreciation of $324,519. The aggregate cost of securities for federal income tax purposes at April 30, 1996 was $1,873,530. As of April 30, 1997 the Fund has invested 36.5% of its net assets in foreign securities.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                              MAXIM CONTRARIAN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997

NOTE 8. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 1997, Cheryl Holeski (wife of the President and controlling shareholder of Newport Investment Advisor) owns more than 25% of the fund.


     During the year, the Fund placed a portion of its portfolio transactions through WRP Investments, Inc. (WRP), for which brokerage commissions of $1,226 were paid. An officer of the Advisor is a registered representative and branch manager of WRP.

Dear Fellow Shareholders:

Weathering the Storm

Fear historically drives the stock market and today's investors have two basic fears: they're afraid of being in the market, for fear they will end up giving back their recent gains and they're afraid of being out of the market, for fear the great bull market will leave them behind. Legendary investor Warren Buffet simply adds fuel to the fire with comments to the effect that investors run the risk of overpaying for "virtually all stocks at these levels". Yet for those who believe that "actions speak louder than words", it pays to examine these types of comments further. As it turns out, Mr. Buffet, like most successful investors, remains fully invested and has in fact been aggressively buying the shares of what he considers to be undervalued, blue-chip companies such as McDonalds.

Still, the prudent investor asks the question - What if I want to continue to participate in this historic bull market yet reduce my exposure to a market downturn? In other words, how can I best position my portfolio to weather a storm? History tells us that value investing is the most intelligent way to accomplish this goal. Your IMS Capital Value Fund strives to maintain a defensive position against market corrections while still remaining fully invested in U.S. stocks. Value investing is the process of researching and investing in companies when they are undervalued relative to their underlying fundamentals. As value investors, we look to invest in companies at historically low valuations, recognizing that investors often over-react to short-term negative events. Since we are usually buying undervalued assets, these stocks typically don't have as far to fall in a bear market. Yet historically, value investors have not had to sacrifice performance for lower risk. In fact, some of the most acclaimed and prolific investors of our time (Buffet, Graham, Price, Soros, Templeton, etc.) have adhered to a value-based investment philosophy. The superior upside potential of this all-weather style makes it an appropriate strategy for any market environment.

We are constantly searching out quality companies trading at historically low valuations in terms of their fundamentals: price-to-book, price-to-earnings, price-to-sales and price-to-cash flow. We also insist on owning good businesses with at least some of the following characteristics: immunity to product obsolescence, short consumer repurchase cycles, high barriers to entry, significant global sales and recession-resistance. But we are careful not to overpay. Great companies are not always great investments. If the fundamentals appear historically undervalued, we insist that the same be true of the share price. We look for companies that have already had their corrections and are trading at a significant discount (at least 30%) to their historical highs. In other words, we buy good companies on weakness. Dividend-paying companies are preferred because a healthy dividend provides additional income and stability. Owning a diversified collection of blue chip stocks with some of the characteristics mentioned above keeps the fund in a lower risk position relative to the market.

Company Focus

Nothing drives a point home like a good example. Waste Management, one of the fund's largest holdings, represents a compelling value with many of the characteristics we look for in a company. In the 1980's Waste Management, the world's largest trash hauler, was one of this country's great growth and success stories. The company grew and prospered by focusing on hauling trash and becoming the biggest and the best in doing so. The stock went from $2 to $46 a share in the ten years stretching from 1980 to 1990. Then in the late 80's and early 90's they lost their focus. Rather than concentrating on the core business of hauling trash, the company looked to branch out into other areas. They even changed their name to WMX Technologies. The environmental service, chemical and radioactive waste industries that they entered proved to be more complex and less profitable than plain ol' trash hauling. Wall Street was unimpressed and the stock went nowhere fast, falling from $46 in 1990 to as low as $23 in 1994.

Few  companies  posses  as many of the  characteristics  we  look  for as  Waste
Management: Immunity to product obsolescence and a long product cycle - it is unlikely in the near future that people and businesses will find another way to dispose of their waste. Short consumer repurchase cycle - consumers will pay Waste Management to come and take away their trash every single week, year in and year out. High barriers to entry - with fairly high fixed costs the disposal of waste is becoming increasingly dominated by the biggest companies with the most capital. Significant global sales - Waste Management is the world's largest with close to 25% of their revenue coming from outside the United States. Consumer growth/Recession-resistant - people need their trash hauled in good economic times and in bad.

Being a great business is just part of the equation. We are looking to buy great businesses for bargain basement prices. Due to the mistakes described above, Waste Management's shares are selling at a discount to both the market and its historical valuation levels in virtually every category. At today's price of $32 a share, nearly 35% off its all-time high, the stock is cheap relative to sales, cash flow, book value, and earnings potential. Wall Street has about given up hope on the company, but we haven't. They are re-focusing on what they are good at - hauling waste. The company is in the process of selling off all assets that do not help them achieve this goal. Management is also committed to cutting costs and increasing margins. These actions will generate an estimated $3 billion in cash flow which will be used to grow their core business or returned to us as shareholders in the form of increased dividends, reduced debt, or share repurchases. The company knows it has a unique global franchise and they are once again taking the right steps to maximize this advantage. And guess what? The company changed its name back to Waste Management at their annual meeting on May 9th.

Too Much of a Good Thing

Waste Management is one of just 30 companies (diversified across 21 industries) in your fund. You probably wouldn't go out and buy 150 to 300 companies for yourself, so why invest in the typical mutual fund that does? In fact, Don Phillips, president of Morningstar Inc., recently told the Wall Street Journal that ".... the vast majority of funds are grossly  overdiversified.  They end up looking pretty much like the market." Many funds have become just too big for their own good. Your fund is different. The strength of our process is in our research and we do not believe in diluting our best ideas.

Thank you for joining us as shareholders as we continue working towards our goal of making the IMS Capital Value Fund one of the most respected and successful value funds in the industry.



Carl W. Marker                                       Douglas E. Johanson, CFA
Portfolio Manager                                    Research Analyst

                                Fund vs. S&P 500
                                 April 30, 1997

     display the fund's valuation measures of price/sales, price/book value, price cash flow, and price/earnings vs. the same for the S&P 500 -- same as we did the last annual report.

Below is a brief description of each of the holdings in your mutual fund.

American Power Conversion
world's leading maker of surge protection & uninterruptible power supply systems for computers Bausch & Lomb leading maker of contact lenses, solutions, sunglasses, hearing aids, etc. Chiquita Brands global leader in the marketing and distribution of bananas and other fruits Cooper Tire manufactures auto and truck tires under several names - produces various rubber products Dow Jones publisher of the Wall Street Journal, Barron's and several local newspapers Fleming largest U.S. wholesale food distributor (delivers food to grocery stores) Fruit of the Loom largest U.S. producer of cotton T-shirts and underwear for men, women and children General Instrument leading provider of equipment to the cable and satellite television industries General Motors world's largest auto manufacturer - owns Hughes Electronics, GMAC, etc. H & R Block world's largest tax preparation firm - owns 80% of Compuserve (on-line service) Hewlett-Packard leading worldwide producer of printers, fax machines, calculators, PC's , etc. Ivax largest generic drug maker Kmart international retailer with nearly 2,400 retail outlets Louisiana-Pacific building materials company - strongest balance sheet in the industry Marvel comic books, trading cards, stickers, toys, software, character licensing Motorola world's number one manufacturer of cellular phones, pagers and two-way radios Nike global leader in the design and marketing of high quality footwear and apparel Office Depot largest office supply superstore chain in North America Pacific Gas & Electric largest publicly-owned gas and electric utility in the United States RJR Nabisco second largest food and tobacco company in the world - owns 80% of Nabisco Foods. Rubbermaid leading maker of household plastic and rubber products - owns Little Tykes and Graco Sensormatic leading manufacturer of security surveillance systems, tags and sensor labels Shaw Industries largest U.S. carpet manufacturer Singer world's largest manufacturer of sewing machines - focus on emerging markets Sunbeam makes and markets brand name consumer products (housewares, personal care, etc.) Toys "R" Us worldwide retailer of children's products United Healthcare one of the nation's largest Health Maintenance Organizations (HMO's) U.S. West Media Group provides cable and wireless communications, and directory and information services Wal-Mart the largest and most profitable discount retailer in the world Waste Management world's largest solid waste collection and disposal company cwinword/anrpt497

IMS Capital Value Fund
Schedule of Investments  April 30, 1997 (Unaudited)

Common Stock - 96.0%                                           Shares                      Value
Apparel - 6.3%
Fruit of the Loom (Class A)(a)                                     12,595                      453,420
                                                                                      -----------------
Automotive - 1.4%
General Motors Corp.                                                1,700                       98,388
                                                                                      -----------------

Communications - 3.9%
U.S. West Media Group (a)                                          16,500                      284,625
                                                                                      -----------------

Computers & Periphals - 5.4%
American Power Conversion (a)                                       9,500                      182,875
Hewlett Packard Co.                                                 4,000                      210,000
                                                                                      -----------------
                                                                                               392,875
                                                                                      -----------------

Electronics - 8.9%
General Instrument (a)                                             10,000                      233,750
Motorola Inc.                                                       3,670                      210,108
Sensormatic Electronics Corp.                                      13,500                      202,500
                                                                                      -----------------
                                                                                               646,358
                                                                                      -----------------

Environmental - 7.7%
Waste Management Inc.                                              19,000                      558,125
                                                                                      -----------------

Financial Services - 2.7%
H & R Block                                                         6,100                      196,725
                                                                                      -----------------

Food - 4.2%
Chiquita Brands International Inc.                                 21,000                      301,875
                                                                                      -----------------

Food & Tobacco - 2.5%
RJR Nabisco Holdings Corp.                                          6,000                      178,500
                                                                                      -----------------

Food Distribution - 3.6%
Fleming Companies                                                  16,055                      260,894
                                                                                      -----------------

Forest Products - 2.5%
Lousiana Pacific Corp.                                              9,800                      182,525
                                                                                      -----------------

Healthcare - 2.0%
United Healthcare                                                   3,000                      145,875
                                                                                      -----------------

Healthcare Products - 6.7%
Bausch & Lomb                                                       8,250                      333,094
IVAX Corp.                                                         19,300                      145,956
                                                                                      -----------------

                                                                                               478,969
                                                                                      -----------------
Home Furnishings - 2.0%
Shaw Industries, Inc.                                              12,200                      147,925
                                                                                      -----------------

Household Products - 11.5%
Sunbeam  Corp.                                                     10,000                      317,500
Rubbermaid Inc.                                                    21,350                      512,400


                                                                                      -----------------
IMS Capital Value Fund
                                                                                      -----------------
Common Stocks - continued
                                                                                      -----------------
                                                                                               829,900
                                                                                      -----------------
Manufacturing - 4.2%
Singer Co.                                                         16,300                      301,550
                                                                                      -----------------

Publishing - 5.1%
Dow Jones & Company                                                 6,000                      243,000
Marvel Entertainment (a)                                            60,000                      127,500
                                                                                      -----------------
                                                                                               370,500
                                                                                      -----------------
Retail - 10.4%
Kmart Corp. (a)                                                    12,000                      163,500
Office Depot Inc. (a)                                               15,000                      210,000
Toys R Us (a)                                                        7,000                      199,500
Walmart Stores                                                      6,220                      175,714
                                                                                      -----------------
                                                                                               748,714
                                                                                      -----------------
Shoe - 1.50%
Nike (Class B)                                                      2,000                      112,500
                                                                                      -----------------

Tire & Rubber - 1.7%
Cooper Tire & Rubber Corp.                                          5,650                      124,300
                                                                                      -----------------

Utilities - 1.7%
Pacific Gas & Electric Corp.                                        5,000                      120,000
                                                                                      -----------------

TOTAL COMMON STOCKS (Cost $6,685,530)                                                       $6,934,624
                                                                                      -----------------

Money Market Securities - 1.6%                                  Principal Amount
Star Treasury 4.160%, 12/31/97                                   $114,851                     $114,851
                                                                                      -----------------
Total Bonds & Notes (Cost $114,851)

Options - (0.4%)
Written Options
General Motors Corp. (September 1997)                                                           (4,000)
Kmart Corp. (January 1998)                                                                     (24,375)
                                                                                      -----------------
TOTAL OPTIONS (Cost ($24,928))                                                                ($28,375)
                                                                                      -----------------
TOTOL INVESTMENTS - 97.2%
     Cost $6,775,453                                                                        $7,021,100
                                                                                      -----------------
     Other Assets less liabilities - 2.8%                                                      206,014
                                                                                      -----------------
TOTAL NET ASSETS - 100%                                                                     $7,227,114
                                                                                      =================

(a) non-income producing

IMS Capital Value Fund
Covered Call Options Written
April 30, 1997 (Unaudited)                                Shares
                                                          Subject
Common Stocks/Expiration Date/ Exercise Price             to Call      Value
General Motors Corp./Sept. 1997/60                          160          (4,000)
Kmart Corp./Jan. 1997/15.00                                 400          (4,625)
Kmart Corp./Jan. 1997/12.50                                 800         (19,750)
                                                                   ------------
  Total (Cost $24,928)                                                 (28,375)
                                                                   ============

IMS Capital Value Fund                                                                                    April 30,1997
Statement of Assets & Liabilities (Unaudited)
April 30, 1997

Assets
Investment in securities, at value (cost $6,775,453)                                                $         7,021,100
Subscriptions receivable                                                                                        212,853
Dividends receivable                                                                                              1,440
Interest receivable                                                                                                 672
                                                                                                      ------------------
     Total assets                                                                                             7,236,065

Liabilities
Accrued management fee payable                                                                8,952
                                                                                   -----------------
     Total liabilities                                                                                            8,952
                                                                                                      ------------------

Net Assets                                                                                                    7,227,114
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $         6,762,371
Accumulated undistributed net investment income (loss)                                                          (16,953)
Accumulated undisrtibuted net realized gain (loss)                                                              236,049
Net unrealized appreciation (depreciation) on investments                                                       245,647
                                                                                                      ------------------

Net Assets, for 636,031 shares                                                                                7,227,114
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($7,227,114/636,031)                                 $                11.36
                                                                                                      ==================





IMS Capital Value Fund
Statement of Operations for the six month period ended April 30, 1997 (Unaudited)


Investment Income
Dividend Income                                                                             $            38,284
Interest Income                                                                                           4,586
                                                                                              ------------------
Total Income                                                                                             42,870


Expenses
Investment advisory fee                                                 $            32,850
Administration fee                                                                   15,035
Transfer agent fee                                                                    4,462
Fund accounting fee                                                                   4,800
Custodian fee                                                                         3,598
Audit fees                                                                            4,175
Legal fees                                                                            3,022
Registration fees                                                                     3,166
Miscellaneous                                                                           379
                                                                          ------------------
Total operating expenses before reimbursement                                        71,487
Reimbursed expenses                                                                 (11,664)
                                                                          ------------------
Total operating expenses                                                                                 59,823
                                                                                              ------------------
Net Investment Income (Loss)

Net Investment Income (Loss)                                                                            (16,953)
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                   249,456

Change in net unrealized appreciation (depreciation) on
  investment securities                                                               1,241             250,697
                                                                          ------------------  ------------------
Net gain (loss)
Net increase (decrease) in net assets resulting                                             $           233,744
                                                                                              ==================
  from operations

IMS Capital Value Fund                                                                                  August 5, 1996
Statement of Changes (Unaudited)                                               For the six months      (commencement of
                                                                                 ended April 30,       operations) to October 31,
                                                                               1997                        1996
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                           $       (16,953)                     (1,691)
  Net realized gain (loss)                                                       249,456                     (13,407)
  Change in net unrealized appreciation (depreciation)                             1,241                     244,406
                                                                           --------------              --------------
  Net Increase (decrease) in net assets resulting from operations                233,744                     229,308
                                                                           --------------              --------------
Distributions to shareholders:
  From net investment income                                                           0                           0
                                                                           --------------              --------------
Share Transactions
  Net proceeds from sale of shares                                             2,371,190                   4,524,858
  Shares issued in reinvestment                                                        0                           0
  Shares redeemed                                                               (118,486)                    (13,500)
                                                                           --------------              --------------
Net increase (decrease) in net assets resulting
  from share transactions                                                      2,252,704                   4,511,358
                                                                           --------------              --------------
  Total increase (decrease) in net assets                                      2,486,448                   4,740,666

Net Assets
  Begining of period                                                           4,740,666                           0
                                                                           --------------              --------------
  End of period including undistributed net
  investment income (loss)
  $(16,953) and $(1,691)
                                                                          $     7,227,114                   4,740,666
                                                                           ==============              ==============

                                                                                  August 5, 1996
Financial Highlights (Unaudited)                     For the six months          (commencement of
                                                       ended April 30,       operations) to October 31,
Selected Per Share Data                              1997                        1996

Net asset value,
  begining of period                                       $10.76                      $10.00
                                                 --------------              --------------
Income from investment
  Operations
  Net investment income                                    -(0.03)                      (0.01)
  Net realized and
  unrealized gain (loss)                                     0.61                        0.77
                                                 --------------              --------------
Total from investment operations                             0.58                        0.76
                                                 ==============              ==============
Less Distributions
  From net interest income                                   0.00                        0.00
                                                 --------------              --------------
Net asset value,
  end of period                                            $11.36                      $10.76
                                                 ==============              ==============

Total Return (a)                                             5.58%                       7.60%

Ratios and Supplemental Data
Net assets, end of period (000)                         $7,227                      $4,741
Ratio of expenses to
  average net assets (a)                                     2.06%                       1.84%
Ratio of expenses to average net
  assets before reimbursement (a)                           -0.58%                       3.92%
Ratio of net investment income to
  average net assets (a)                                    -0.99%                     -(0.25)%
Ratio of net investment income to average
  net assets before reimbursement (a)                        2.46%                     -(2.32)%
Portfolio turnover rate (a)                                 42.68%                       0.0356
Average commission rate                                      0.0535                      0.0416

(a)   Annualized



                             IMS CAPITAL VALUE FUND


                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997



1.  ORGANIZATION

The IMS Capital Value Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on July 30, 1996 and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal instiutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restriced or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.
                             IMS CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. (the "Adviser") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. For the period from November 1 through April 30, 1997, the Adviser has received a fee of $32,850 from the Fund. The Adviser is voluntarily reimbursing certain Fund expenses. There is no assurance that such reimbursement will continue in the future.







                             IMS CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS

     As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $6,762,371.

     Transactions in capital stock were as follows:


                                                                  For the period from     For the period
                                                                     August 1, 1996       from August 1,
                                                                    (Commencement of    1996 (Commencement
                                                                  Operations) through     of Operations)
                        For the six month    For the six month      October 31, 1996      through October
                       period ended April    period ended April                              31, 1996
                            30, 1997              30, 1997
                             Shares               Dollars                Shares               Dollars
     Shares sold             205,965             $2,371,190             441,933             $4,524,858
  Shares issued in
   reinvestment of
      dividends                 0                    0                     0                     0
   Shares redeemed          (10,591)             (118,486)              (1,276)              (13,500)
                            --------             ---------              -------              --------
                             195,374             2,252,704              440,657             $4,511,358


NOTE 5. INVESTMENTS

For the period from November 1, 1996 through April 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $3,425,599 and $1,243,457, respectively. The gross unrealized appreciation for all securities totaled $580,757 and the gross unrealized depreciation for all securities totaled $335,110 for a net unrealized appreciation of $245,647. The aggregate cost of securities for federal income tax purposes at April 30, 1997 was $6,685,530.

                                          IMS CAPITAL VALUE FUND

                                       NOTES TO FINANCIAL STATEMENTS

                                              April 30, 1997

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dear Fellow Shareholders:


April 30, 1997 concluded Fountainhead Special Value Fund's first four months of operations. Over this time Fountainhead returned -1.42% compared to a return of -4.93% in the Russell 2000 Index and a rise of 1.07% in the S&P 400 Midcap
Index. During the six weeks between April 30 and June 15, 1997 the fund's performance shifted dramatically. As of June 15, the fund was up 12.5% for the year. The improvement was due to a strong performance in many of the funds stocks, the general increase in stock-market levels, and a narrowing of relative performance between small/mid-cap stocks and large-cap stocks. Comparative results since inceptions are graphically displayed below.

insert chart

The Fund's performance during the four-month period was driven primarily by our financial holdings (American National Bancorp, First Palm Bancorp, And St. Paul Bancorp) and special-situation issues (McDermott International and General Nutrition). In addition, three of our healthcare stocks (Horizon Healthcare, Healthsource, and TheraTx) entered into merger agreements with larger healthcare organizations during the period at significant premiums (Horizon 24%, Healthsource 29%, and TheraTx 30%). On the negative side, returns were impacted by holdings in credit card companies, technology and telecommunications.

Although the Dow Jones Industrial Average and the S&P 500 continue to set new all-time high records, we continue to see much potential in the small- and mid-cap areas. These stocks have lagged their larger-cap brethren for the last several years, and signs are now appearing in the financial markets that this gap may be narrowing. Valuations on many small- and mid-cap companies are very attractive, and this group is often targeted by larger companies as acquisition targets. As many large-cap companies have seen their stock prices escalate to lofty levels, they can more easily accumulate smaller companies which have a unique market niche or which strategically compliment the aquirer. (This activity was evidenced in the first four month of this year in several of our healthcare issues, mentioned above).

We look forward to working with you as we continue to grow. While quarter-to-quarter and annual results will vary, we believe that our Business Valuation Approach will continue to uncover value opportunities often overlooked by other investors. Successful investing in today's busy world takes time and patience. We have the experience necessary to make it work for our shareholders.

Sincerely,



Roger E. King
President

Fountainhead Special Value Fund
Schedule of Investments  April 30, 1997 (Unaudited)


Common Stock - 99.9%                                          Shares                     Value
Apparel 1.4%
Quiksilver, Inc. (a)                                                400             $    8,700
                                                                                      ------------

Banks and Bank Holding Companies - 21.0%
American National Bancorp Inc.                                      500                 10,063
Bank Plus Inc. (a)                                                1,000                  9,875
First Palm Beach Bancorp                                            900                 24,750
Long Island Bancorp                                                 800                 27,200
Riggs National Corp.                                                500                  9,250
St. Paul Bancorp                                                  1,000                 27,375
TR Financial Corp. (a)                                              700                 25,987
                                                                                      ------------
                                                                                        134,500
                                                                                      ------------
Building & Construction - 4.4%
Owens Corning Corp.                                                 700                    28,350
                                                                                      ------------


Communications - 7.2%
360 Communications (a)                                             1100                  19113
AirTouch Communications (a)                                         350                  8,925
Cellular Communications International Inc. (a)                      300                  7,500
Centennial Cellular Corp. Class A (a)                               500                 10,518
                                                                                      ------------
                                                                                        46,056
                                                                                      ------------
Computer Services & Software - 6.1%
AMDAHL Corp. (a)                                                    500                  4,281
Policy Management Systems Corp. (a)                                 800                 34,800
                                                                                      ------------
                                                                                        39,081
                                                                                      ------------
Drugs - 5.6%
Watson Phamaceuticals (a)                                          1000                 35,750
                                                                                      ------------

Financial Services - 21.1%
Advanta Corp. Class B                                               800                    17,800
American Business Financial Services                              1,000                    18,750
Credit Management Solutions, Inc. (a)                               800                     7,200
DVI Inc. (a)                                                        700                     8,137
Eaton Vance Corp.                                                   600                    26,550
National Auto Credit (a)                                            700                     5,513
Ocwen Financial Corp. (a)                                         1,000                    31,500
Ugly Duckling Corp. (a)                                           1,400                    19,775
                                                                                      ------------
                                                                                          135,225
                                                                                      ------------
Healthcare & Healthcare Services - 10.2%
Healthsource Inc. (a)                                               900                    18,900
Mariner Health (a)                                                1,000                     8,750
MaxiCare Health Plans Inc. (a)                                    1,000                    23,250
Mid-Atlantic Medical Services Inc. (a)                              500                     5,938
Sun Healthcare Group (a)                                            600                     8,475
                                                                                      ------------
                                                                                           65,313
                                                                                      ------------
Diversified Industrial - 1.5%
McDermott International, Inc.                                       500                     9,250
                                                                                      ------------


Fountainhead Special Value Fund - continued
Common Stocks - continued
                                                              Shares                     Value
Media & Leisure - 11.6%
Comcast United Kingdom Cable/ADR  (a)                             2,100             $      23,887
Media General Class A                                               300                     8,850
US WEST Media Group, Inc.                                         1,200                    20,700
Young Broadcasting Inc. (a)                                         800                    21,201
                                                                                      ------------
                                                                                           74,638
                                                                                      ------------
Oil & Gas Services-  1.5%
Mitcham Industries (a)                                            1,500                     9,938
                                                                                      ------------

Retail - 1.6%
General Nutrition Company (a)                                       500                    10,750
                                                                                      ------------

Thrifts, Savings & Loans - 6.7%
Coast Savings (a)                                                   500                    20,125
Imperial Thrift & Loan Association (a)                            1,600                    23,000
                                                                                      ------------
                                                                                           43,125
                                                                                      ------------

TOTAL COMMON STOCKS (Cost $682,416)                                                       640,676
                                                                                      ------------

Money Market Securities - 0.1%
Star Treasury, 4.92%, 12/31/97 (Cost $536)                                                    536
                                                                                      ------------

TOTAL INVESTMENTS (Cost $682,951)                                                         641,212
Other Assets less liabilities                                                                (160)
                                                                                      ------------
Total Net Assets                                                                    $     641,052
                                                                                      ============

Legend
(a) non-income producing

Fountainhead Special Value Fund                                                                           April 30,1997
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $682,951)                                                  $           641,212
Dividends receivable                                                                                                286
Interest receivable                                                                                                  44
                                                                                                      ------------------
     Total assets                                                                                               641,542

Liabilities
Accrued investment advisory fee payable                                                         343
Other payables and accrued expenses                                              $              146
                                                                                   -----------------
     Total liabilities                                                                                              490
                                                                                                      ------------------

Net Assets                                                                                             $        641,052
                                                                                                      ==================

Net Assets consist of:
Paid in capital                                                                                     $           678,353
Accumulated undistributed net investment income                                                                       6
Accumulated undisrtibuted net realized gain (loss)                                                                4,433
Net unrealized appreciation (depreciation) on investments                                                       (41,740)
                                                                                                      ------------------

Net Assets, for 65,022 shares                                                                          $        641,052
                                                                                                      ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($641,530/65,022)                                    $              9.86
                                                                                                      ==================


Fountainhead Special Value Fund
Statement of Operations for the period December 31, 1996 (Commencement of Operations)
  to April 30, 1997

Investment Income
Dividend Income                                                                             $               664
Interest Income                                                                                             588
                                                                                              ------------------
Total Income                                                                                              1,251


Expenses
Investment advisory fee                                                 $               767
Trustees' fees                                                                          478
                                                                          ------------------
Total Operating Expenses                                                           1,245
                                                                                              ------------------
Net Investment Income (Loss)                                                                                  6
                                                                                              ------------------
Realized & Unrealized Gain (Loss)

Net realized gain (loss) on investment securities                                     4,433

Change in net unrealized appreciation (depreciation) on
  investment securities                                                             (41,740)            (37,307)
                                                                          ------------------  ------------------
Net gain (loss)
Net increase (decrease) in net assets resulting                                             $           (37,301)
                                                                                              ==================
  from operations



Fountainhead Special Value Fund
Statement  of  Changes  for  the  period  December  31,  1996  (Commencement  of
  Operations) to April 30, 1997 (Unaudited)

Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                              $          6
  Net realized gain (loss)                                                         4,433
  Change in net unrealized appreciation (depreciation)                           (41,740)
                                                                           --------------
  Net Increase (decrease) in net assets resulting from operations                (37,301)
                                                                           --------------
Distributions to shareholders:
  From net investment income                                                           0
                                                                           --------------
Share Transactions
  Net proceeds from sale of shares                                               685,660
  Shares issued in reinvestment                                                        0
  Shares redeemed                                                                 (7,307)
                                                                           --------------
Net increase (decrease) in net assets resulting
  from share transactions                                                        678,353
                                                                           --------------
  Total increase (decrease) in net assets                                        641,052

Net Assets
  Begining of period                                                        $          -
                                                                           --------------
  End of period, including undistributed net investment income of $6        $    641,052
                                                                           ==============

Fountainhead Special Value Fund
Financial   Highlights  for  the  period  December  31,  1996  (Commencement  of
  Operations) to April 30, 1997 (Unaudited)
Selected Per Share Data

Net asset value,
  begining of period                                 $10.00
                                                 -----------
Income from investment
  Operations
  Net investment income                                0.01
  Net realized and
  unrealized gain (loss)                              (0.14)
                                                 -----------
Total from investment operations                      (0.13)
                                                 -----------
Less Distributions
  From net interest income                             0.00
                                                 -----------
Net asset value,
  end of period                                       $9.86
                                                 ===========

Total Return (a)                                         (3.98)%

Ratios and Supplemental Data
Net assets, end of period (000)                        $641
Ratio of expenses to
  average net assets (b)                                0.83%
Ratio of net investment income to
  average net assets (b)                                0.00%
Portfolio turnover rate                               429.00%
Average commissions paid                                0.02

(a)   Annualized
(b) During the period December 31, 1996 to March 31, 1996 the advisor agreed to limit the funds expenses to .75% of net assets, without this limitation the funds expense ratio and interest income ratio would have been 1.00% and (.01)%

                         FOUNTAINHEAD SPECIAL VALUE FUND


                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997



1.  ORGANIZATION

The Fountainhead Special Value Fund. (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995 and commenced operations on December 31, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal instiutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restriced or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                         FOUNTAINHEAD SPECIAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Jenswold, King & Associates Inc. (the "Adviser") to manage the Fund's investments. Roger King, President of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio.
     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.43% of the average daily net assets of the Fund. For the period from December 31, 1996 through April 30, 1997, the Adviser has received a fee of $767 from the Fund.

                         FOUNTAINHEAD SPECIAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 1997


NOTE 4.  CAPITAL SHARE TRANSACTIONS

   As of April 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at April 30, 1997 was $678,353.

     Transactions in capital stock were as follows:


                               For the period from
                       December 30, 1996 (Commencement of
                       Operations) through April 30, 1997

                                   Shares                         Amount
                                 ---------                       ----------

Shares sold                        65,722                        $685,660

Shares issued in reinvestment
  of  dividends                         0                                0

Shares redeemed                      (700)                           (7,307)
                               -----------                      --------------
Net increase                        65,022                        $678,353
                                    ======                        ========


NOTE 5. INVESTMENTS

For the period from December 31, 1996 (commencement of operations) through April 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $747,450 and $166,064, respectively. The gross unrealized appreciation for all securities totaled $22,511 and the gross unrealized depreciation for all securities totaled $64,251 for a net unrealized depreciation of $41,740. The aggregate cost of securities for federal income tax purposes at April 30, 1997 was $682,951.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 1997, Roger E. King (President of the Advisor) owns more than 25% of the fund.